Condensed Consolidated Interim Cash Flow Statements - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Operating activities
Net profit / (loss) for the period	€ (53,637)	€ (41,375)
Reversal of non-cash consideration regarding revenue	(1,581)
Reversal of share of profit/(loss) of associate	1,852
Reversal of finance income	(4,620)	(702)
Reversal of finance expenses	194	7,010
Reversal of tax charge	(70)	(107)
Adjustments for:
Share-based payment	9,435	4,679
Depreciation and amortization	1,296	198
Changes in working capital:
Deposits	(2)	(819)
Trade receivables	2	154
Other receivables	(5,195)	282
Prepayments	1,133	(211)
Contract liabilities (deferred income)	(3,829)
Trade payables and other payables	(7,324)	(6,364)
Cash flows generated from / (used in) operations	(62,346)	(37,255)
Finance income received	1,555	702
Finance expenses paid	(57)	(4)
Income taxes received / (paid)	(13)	(183)
Cash flows from / (used in) operating activities	(60,861)	(36,740)
Investing activities
Acquisition of property, plant and equipment	(2,469)	(102)
Cash flows from / (used in) investing activities	(2,469)	(102)
Financing activities
Capital increase	511,955	210,025
Cost of capital increase	(31,701)	(13,118)
Payment of lease liabilities	(1,188)
Cash flows from / (used in) financing activities	479,066	196,907
Increase / (decrease) in cash and cash equivalents	415,736	160,065
Cash and cash equivalents at January 1	277,862	195,351
Effect of exchange rate changes on balances held in foreign currencies	3,066	(7,006)
Cash and cash equivalents at March 31	696,664	348,410
Restricted cash included in cash and cash equivalents	€ 5,674	€ 5,142